Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of  Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company.  The Human Resources Committee reviewed the total shareholder return for a one-year and a three-year periods but the Committee did not specifically incorporate Item 402(v) pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Narrative Discussion of Executive Compensation.”

Pay versus Performance Table. The table below reflects Compensation Actually Paid to the Company’s Principal Executive Officer (”PEO”) and average Compensation Actually Paid to Non-PEO Named Executive Officers during 2024, 2023 and 2022. In addition, the table discloses our Total Shareholder Return calculation that  assumes reinvestment of all dividends and reflects changes in the company’s share price since the initial investment date of December 31, 2020.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Income (in thousands) (3)	Earnings Per Share
2024	$608,919	$608,919	$362,853	$362,853	$170	$4,073	$0.33
2023	613,446	613,446	363,928	363,928	132	9,393	0.74
2022	633,916	633,916	410,937	410,937	130	10,494	0.80

(1)	No adjustments were made to the SCT total to determine Compensation Actually Paid; the Company does not provide employees with pension benefits and no equity compensation was granted to or outstanding for our PEO and NEOs during the period.
(2)	Total Shareholder Return assumes reinvestment of all dividends and reflects changes in the Company’s share price since the initial investment date of December 31, 2020.
(3)	As reported in our audited financial statements for the applicable year.
The PEO for 2023 and 2024 is F. Morgan Gasior and the non-PEO NEOs are Paul A. Cloutier and Gregg T. Adams.
The PEO for 2022 is F. Morgan Gasior and the non-PEO NEOs are Marci L. Slagle and John G. Manos.

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to our Other Non-PEO NEOs and the Company's Cumulative Total Shareholder Return (TSR). For 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the other Non-PEO NEOs decreased by 0.74% and 0.30%, respectively, compared to a 28.32% increase in our TSR over the same time horizon.

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to our Other Non-PEO NEOs and the Company's Net Income. For 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the other Non-PEO NEOs decreased by 0.74% and 0.30%, respectively, compared to a 56.64% decrease in our net income over the same time horizon.  The cash incentive paid to our PEO declined by 37.32% from 2023 to 2024, compared to a a 56.64% decrease in our net income over the same time horizon.

PEO Total Compensation Amount	$ 608,919	$ 613,446	$ 633,916
PEO Actually Paid Compensation Amount	608,919	613,446	633,916
Non-PEO NEO Average Total Compensation Amount	362,853	363,928	410,937
Non-PEO NEO Average Compensation Actually Paid Amount	362,853	363,928	410,937
Total Shareholder Return Amount	170	132	130
Net Income (Loss)	$ 4,073,000	$ 9,393,000	$ 10,494,000
Company Selected Measure Amount	0.33	0.74	0.8